Assets Held for Sale (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Jun. 25, 2021	May 24, 2021	May 10, 2021	Dec. 31, 2020
Discontinued Operations and Disposal Groups [Abstract]
Assets held for sale	$ 37,981				$ 8,057
MV Maria
Discontinued Operations and Disposal Groups [Abstract]
Carrying value of the vessel	7,815
Carrying value of bunkers and lubricants onboard	922
Sale price			$ 12,000
Independent broker's valuation of the vessel	14,000
MV Koulitsa
Discontinued Operations and Disposal Groups [Abstract]
Carrying value of the vessel	7,643
Carrying value of bunkers and lubricants onboard	90
Sale price		$ 13,600
Independent broker's valuation of the vessel	14,000
MV Pedhoulas Farmer
Discontinued Operations and Disposal Groups [Abstract]
Carrying value of the vessel	21,379
Carrying value of bunkers and lubricants onboard	132
Sale price				$ 22,000
Independent broker's valuation of the vessel	$ 24,500